UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
OCTOBER 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%
	Shares	Value
CONSUMER DISCRETIONARY — 9.2%
Buffalo Wild Wings*	90,000	$13,108,500
CST Brands	250,000	12,005,000
El Pollo Loco Holdings*	420,000	5,124,000
Helen of Troy*	100,000	8,150,000
Hibbett Sports*	225,000	8,741,250
John Wiley & Sons, Cl A	525,000	27,090,000
Wolverine World Wide	1,260,000	26,901,000

		101,119,750

CONSUMER STAPLES — 8.7%
AdvancePierre Foods Holdings	245,000	6,850,200
Amplify Snack Brands*	200,000	2,898,000
B&G Foods	247,000	10,472,800
Boston Beer, Cl A*	90,000	13,972,500
J&J Snack Foods	60,000	7,329,000
Snyder’s-Lance	725,000	25,788,250
TreeHouse Foods*	325,000	28,431,000

		95,741,750

ENERGY — 1.7%
Denbury Resources*	1,885,000	4,505,150
Forum Energy Technologies*	770,000	13,860,000

		18,365,150

FINANCIALS — 20.9%
Allied World Assurance Company Holdings	750,000	32,235,000
Argo Group International Holdings	350,000	19,460,000
Bryn Mawr Bank	300,000	9,420,000
Community Bank System	255,400	12,031,894
CVB Financial	800,000	13,424,000
Endurance Specialty Holdings	400,000	36,780,000
Financial Engines	550,000	15,207,500
First Financial Bankshares	335,000	12,127,000
German American Bancorp	120,000	4,671,600
Independent Bank	200,000	11,030,000

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Navigators Group	130,000	$12,116,000
Prosperity Bancshares	235,000	13,035,450
Stock Yards Bancorp	250,000	8,525,000
UMB Financial	300,000	18,615,000
Washington Trust Bancorp	260,000	11,934,000

		230,612,444

HEALTH CARE — 20.1%
Abaxis	60,000	2,864,400
Aceto	275,000	5,040,750
Cantel Medical	190,100	13,540,823
Cardiovascular Systems*	492,700	11,543,961
Cepheid*	625,000	33,062,500
CONMED	475,000	19,000,000
Globus Medical, Cl A*	250,000	5,532,500
ICU Medical*	150,000	20,895,000
Insulet*	265,000	9,836,800
Integra LifeSciences Holdings*	380,000	30,213,800
Masimo*	265,000	14,575,000
Medidata Solutions*	350,000	16,796,500
NuVasive*	385,000	22,996,050
Omnicell*	415,000	13,539,375
Penumbra*	35,000	2,308,250

		221,745,709

INDUSTRIALS — 16.1%
Actuant, Cl A	580,000	12,934,000
Brady, Cl A	400,000	13,240,000
CLARCOR	395,000	24,572,950
Gorman-Rupp	165,000	3,963,300
John Bean Technologies	170,000	13,574,500
Landstar System	98,000	6,972,700
Lydall*	305,000	14,258,750
Manitowoc Foodservice*	815,000	12,314,650
RBC Bearings*	175,000	12,486,250
Ritchie Bros Auctioneers	500,000	17,295,000

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Standex International	185,000	$14,134,000
TriMas*	975,000	17,501,250
Woodward	230,000	13,565,400

		176,812,750

INFORMATION TECHNOLOGY — 15.8%
Blackbaud	400,000	24,560,000
CommVault Systems*	240,000	12,840,000
Envestnet*	275,000	9,721,250
Guidewire Software*	185,000	10,628,250
LogMeIn	275,000	26,125,000
Mentor Graphics	520,000	15,028,000
NIC	520,000	11,934,000
Qualys*	610,000	22,722,500
SPS Commerce*	200,000	12,476,000
WEX*	250,000	27,275,000
Xactly*	54,500	703,050

		174,013,050

MATERIALS — 3.5%
Balchem	100,000	7,590,000
Chase	30,000	2,050,500
H.B. Fuller	180,000	7,572,600
Innospec	265,000	15,966,250
Sensient Technologies	75,000	5,588,250

		38,767,600

TOTAL COMMON STOCK (Cost $743,879,405)		1,057,178,203

CASH EQUIVALENTS — 4.6%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.190%	46,589,334	46,589,334
Fidelity Treasury Portfolio, Cl I, 0.230%	3,881,447	3,881,447

TOTAL CASH EQUIVALENTS (Cost $50,470,781)		50,470,781

TOTAL INVESTMENTS — 100.6% (Cost $794,350,186)†		$1,107,648,984

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
OCTOBER 31, 2016
(Unaudited)

Percentages are based on Net Assets of $1,100,806,758.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $794,350,186 and the unrealized appreciation and depreciation were $339,373,496 and $(26,074,698), respectively.

As of October 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1700

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.5%
	Shares	Value
CONSUMER DISCRETIONARY — 6.2%
Advance Auto Parts	150,000	$21,012,000
CST Brands	150,000	7,203,000
John Wiley & Sons, Cl A	325,000	16,770,000
Sally Beauty Holdings*	885,000	22,956,900

		67,941,900

CONSUMER STAPLES — 12.5%
Flowers Foods	1,575,000	24,444,000
JM Smucker	125,000	16,413,750
Mead Johnson Nutrition, Cl A	205,000	15,327,850
Molson Coors Brewing, Cl B	155,000	16,090,550
Snyder’s-Lance	505,000	17,962,850
TreeHouse Foods*	305,000	26,681,400
Whole Foods Market	735,000	20,793,150

		137,713,550

ENERGY — 1.5%
Core Laboratories	130,000	12,606,100
Denbury Resources*	1,855,000	4,433,450

		17,039,550

FINANCIALS — 17.6%
Allied World Assurance Company Holdings	755,000	32,449,900
Arthur J Gallagher	460,000	22,185,800
Commerce Bancshares	400,000	19,928,000
Cullen/Frost Bankers	335,000	25,456,650
Endurance Specialty Holdings	400,000	36,780,000
Northern Trust	350,000	25,347,000
Prosperity Bancshares	385,000	21,355,950
SVB Financial Group*	95,000	11,615,650

		195,118,950

HEALTH CARE — 20.8%
ABIOMED*	30,000	3,149,700
Align Technology*	185,000	15,895,200

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
C.R. Bard	75,000	$16,251,000
Cepheid*	550,000	29,095,000
Cooper	150,000	26,406,000
DENTSPLY SIRONA	420,000	24,179,400
Henry Schein*	80,000	11,936,000
Integra LifeSciences Holdings*	215,000	17,094,650
Laboratory Corporation of America Holdings*	175,000	21,934,500
Medidata Solutions*	195,000	9,358,050
NuVasive*	225,000	13,439,250
Steris	340,000	22,718,800
Teleflex	25,000	3,578,250
Waters*	110,000	15,305,400

		230,341,200

INDUSTRIALS — 15.5%
AMETEK	125,000	5,512,500
CLARCOR	255,000	15,863,550
Donaldson	410,000	14,973,200
Dover	430,000	28,762,700
Fastenal	265,000	10,329,700
IDEX	200,000	17,288,000
Rockwell Automation	240,000	28,732,800
Stericycle*	180,000	14,416,200
Westinghouse Air Brake Technologies	140,000	10,823,400
WW Grainger	120,000	24,974,400

		171,676,450

INFORMATION TECHNOLOGY — 20.0%
Akamai Technologies*	200,000	13,894,000
ANSYS*	185,000	16,899,750
Blackbaud	180,000	11,052,000
Fortinet*	320,000	10,259,200
Guidewire Software*	155,000	8,904,750
Palo Alto Networks*	155,000	23,843,650

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
PTC*	400,000	$18,976,000
Red Hat*	350,000	27,107,500
Splunk*	335,000	20,163,650
Synopsys*	175,000	10,379,250
Tableau Software, Cl A*	275,000	13,213,750
WEX*	250,000	27,275,000
Workday, Cl A*	215,000	18,636,200

		220,604,700

MATERIALS — 1.4%
Aptargroup	220,000	15,716,800

TOTAL COMMON STOCK (Cost $936,108,335)		1,056,153,100

CASH EQUIVALENTS — 5.3%**
Fidelity Institutional Money Market Funds —Treasury Only Portfolio, Cl I, 0.190%	54,841,042	54,841,042
Fidelity Treasury Portfolio, Cl I, 0.230%	3,946,411	3,946,411

TOTAL CASH EQUIVALENTS (Cost $58,787,453)		58,787,453

TOTAL INVESTMENTS — 100.8% (Cost $994,895,788)†		$1,114,940,553

Percentages are based on Net Assets of $1,105,955,745.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $994,895,788, and the unrealized appreciation and depreciation were $153,529,289 and $(33,484,524), respectively.

As of October 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2400

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
FOCUSED LARGE
CAP VALUE FUND
OCTOBER 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 92.6%
	Shares	Value
CONSUMER STAPLES — 21.4%
CVS Health	4,400	$370,040
Diageo ADR	3,800	408,614
Nestle ADR	2,300	167,083
Unilever ADR	5,400	225,018
Wal-Mart Stores	4,600	322,092

		1,492,847

ENERGY — 9.0%
Cameco	18,700	143,990
Phillips 66	3,300	267,795
Suncor Energy	7,200	216,144

		627,929

FINANCIALS — 26.5%^
American Express	3,500	232,470
American International Group	5,600	345,520
Berkshire Hathaway, Cl B*	2,800	404,040
Chubb	1,700	215,900
US Bancorp	7,500	335,700
Wells Fargo	7,000	322,070

		1,855,700

HEALTH CARE — 19.4%
Amgen	1,600	225,856
Express Scripts Holding*	5,400	363,960
Gilead Sciences	4,000	294,520
Perrigo	2,100	174,699
Teva Pharmaceutical Industries ADR	7,000	299,180

		1,358,215

INDUSTRIALS — 1.7%
Stericycle*	1,500	120,135

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
FOCUSED LARGE
CAP VALUE FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 8.0%
Cognizant Technology Solutions, Cl A*	4,700	$241,345
International Business Machines	950	146,006
Oracle	4,500	172,890

		560,241

MATERIALS — 6.6%
Monsanto	2,000	201,540
Potash Corp of Saskatchewan	15,800	257,224

		458,764

TOTAL COMMON STOCK (Cost $6,870,751)		6,473,831

CASH EQUIVALENTS — 3.4%**
Fidelity Institutional Money Market Funds —Treasury Only Portfolio, Cl I, 0.190%	62,494	62,494
Fidelity Treasury Portfolio, Cl I, 0.230%	178,251	178,251

TOTAL CASH EQUIVALENTS (Cost $240,745)		240,745

TOTAL INVESTMENTS — 96.0% (Cost $7,111,496)†		$6,714,576

Percentages are based on Net Assets of $6,995,019.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of October 31, 2016.
^	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $7,111,496, and the unrealized appreciation and depreciation were $258,169 and $(655,089), respectively.

As of October 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-003-0600

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
OCTOBER 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value
CHINA — 20.1%
AIA Group	15,000	$94,683
Alibaba Group Holding ADR*	1,100	111,859
Baidu ADR*	300	53,058
Sands China	14,000	60,930
Shenzhou International Group Holdings	11,800	78,288
Techtronic Industries	22,000	82,838
Tencent Holdings	5,700	151,267
Yum! Brands	800	69,024

		701,947

INDIA — 24.1%
Axis Bank	3,900	28,507
Bharti Infratel	12,500	65,208
Britannia Industries	1,700	84,399
Dabur India	15,000	65,685
Divi’s Laboratories	4,500	86,848
Godrej Consumer Products	1,400	33,681
HDFC Bank	4,900	109,685
Housing Development Finance	7,000	144,527
Infosys ADR	3,000	45,780
Maruti Suzuki India	680	60,164
Sun Pharmaceutical Industries	4,500	50,545
Vakrangee	18,000	67,918

		842,947

INDONESIA — 3.8%
Bank Mandiri Persero	45,000	39,575
Indofood CBP Sukses Makmur	84,000	60,515
PT Matahari Department Store	23,000	31,773

		131,863

KENYA — 1.9%
Safaricom	330,000	64,569

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — 13.1%
Alsea	15,000	$56,244
Arca Continental	14,500	90,558
Banregio Grupo Financiero	9,024	59,443
El Puerto de Liverpool	4,000	42,275
Gruma, Cl B	4,000	55,880
Grupo Aeroportuario del Centro Norte, Cl B	10,400	60,993
Nemak (A)	37,000	38,716
Wal-Mart de Mexico	25,600	54,419

		458,528

NETHERLANDS — 6.7%
Heineken	1,300	106,951
Unilever ADR	3,000	125,460

		232,411

PERU — 2.1%
Credicorp	500	74,340

PHILIPPINES — 6.9%
D&L Industries	340,000	77,096
Jollibee Foods	12,800	62,895
Security Bank	7,500	34,161
Universal Robina	17,500	65,843

		239,995

RUSSIA — 1.1%
Moscow Exchange MICEX-RTS PJSC	20,000	36,881

SOUTH KOREA — 9.7%
Amorepacific	280	87,848
Hanmi Pharmaceutical	75	23,727
Hanssem	400	62,049
LG Household & Health Care	70	50,164
NAVER	90	67,407
NCsoft	210	48,543

		339,738

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing	13,000	$77,652

THAILAND — 2.4%
Thai Beverage	120,000	83,196

UNITED STATES — 1.5%
International Flavors & Fragrances	400	52,312

VIETNAM — 2.0%
Vietnam Dairy Products JSC	11,040	70,227

TOTAL COMMON STOCK (Cost $3,040,681)		3,406,606

CASH EQUIVALENT — 2.0%**
Fidelity Treasury Portfolio, Cl I, 0.200% (Cost $70,990)	70,990	70,990

TOTAL INVESTMENTS — 99.6% (Cost $3,111,671) †		$3,477,596

Percentages are based on Net Assets of $3,492,064.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of October 31, 2016.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of October 31, 2016 was $38,716, or 1.1% of total Net Assets.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

PJSC — Public Joint Stock Company

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $3,111,671 and the unrealized appreciation and depreciation were $464,813 and $(98,888), respectively.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
OCTOBER 31, 2016
(Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at October 31, 2016:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
China	$701,947	$—	$—	$701,947
India	394,630	448,317	—	842,947
Indonesia	131,863	—	—	131,863
Kenya	64,569	—	—	64,569
Mexico	458,528	—	—	458,528
Netherlands	232,411	—	—	232,411
Peru	74,340	—	—	74,340
Philippines	77,096	162,899	—	239,995
Russia	36,881	—	—	36,881
South Korea	339,738	—	—	339,738
Taiwan	77,652	—	—	77,652
Thailand	83,196	—	—	83,196
United States	52,312	—	—	52,312
Vietnam	70,227	—	—	70,227

Total Common Stock	2,795,390	611,216	—	3,406,606

Cash Equivalent	70,990	—	—	70,990

Total Investments in Securities	$2,866,380	$611,216	$—	$3,477,596

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of October 31, 2016, securities with a total value $611,216 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2, or Level 2 and Level 3 assets for the period ended October 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-0300

4	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 22, 2016